Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases (Tables) [Line Items]
Schedule of operating leases related to assets and liabilities
	September 30,	December 31,
	2021	2020
Operating lease assets	$261,985	$239,489

Operating lease liabilities:
Current operating lease liabilities	308,213	283,104
Total operating lease liabilities	$308,213	$283,104

Schedule of operating lease liabilities
Year ending December 31,
2021	$53,111
2022	207,767
2023	96,839
Total lease payments	357,717
Less: imputed interest	(49,504)
Total	$308,213

Spectrum Global Solutions, Inc. [Member]
Leases (Tables) [Line Items]
Schedule of operating leases related to assets and liabilities
	December 31,	December 31,
	2020	2019
Operating lease assets	$116,817	$98,361

Operating lease liabilities:
Current operating lease liabilities	122,838	100,421
Total operating lease liabilities	$122,838	$100,421

Schedule of operating lease liabilities
Year ending December 31,
2021	95,914
2022	86,681
2023	21,330
Total lease payments	203,925
Less: imputed interest	(81,087)
Total	$122,838